Loans Receivable	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Loans Receivable	Loans Receivable
The following table provides a summary of the Company’s loans held for investment, including purchased credit-impaired ("PCI") loans:

	March 31, 2019				December 31, 2018
($ in thousands)	Unpaid Principal Balance	Carrying Value	Weighted Average Coupon	Weighted Average Maturity in Years	Unpaid Principal Balance	Carrying Value	Weighted Average Coupon	Weighted Average Maturity in Years
Loans at amortized cost
Non-PCI Loans
Fixed rate
Mortgage loans	$573,062	$599,479	10.5%	2.0	$643,973	$667,590	10.7%	2.2
Mezzanine loans	377,336	374,650	12.5%	1.2	357,590	354,326	12.5%	1.5
Corporate loans	107,792	106,658	12.3%	5.7	108,944	107,796	12.3%	5.8
	1,058,190	1,080,787			1,110,507	1,129,712
Variable rate
Mortgage loans	175,313	175,650	4.4%	0.4	178,650	179,711	4.3%	0.1
Mezzanine loans	35,899	35,565	13.5%	2.3	27,772	27,417	13.4%	2.5
	211,212	211,215			206,422	207,128
	1,269,402	1,292,002			1,316,929	1,336,840
PCI Loans
Mortgage loans	1,289,671	337,357			1,324,287	351,646
Mezzanine loans	7,425	3,671			7,425	3,671
	1,297,096	341,028			1,331,712	355,317
Allowance for loan losses		(36,357)				(32,940)
Loans receivable, net	$2,566,498	$1,596,673			$2,648,641	$1,659,217

Nonaccrual and Past Due Loans
Non-PCI loans, excluding loans carried at fair value, that are 90 days or more past due as to principal or interest, or where reasonable doubt exists as to timely collection, are generally considered nonperforming and placed on nonaccrual status.
The following table provides an aging summary of non-PCI loans held for investment at carrying values before allowance for loan losses:

(In thousands)	Current or Less Than 30 Days Past Due	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due and Nonaccrual	Total Non-PCI Loans
March 31, 2019	$1,079,224	$44,325	$—	$168,453	$1,292,002
December 31, 2018	1,052,303	—	44,392	240,145	1,336,840

Troubled Debt Restructuring
During the three months ended March 31, 2019 and 2018, there were no loans modified as TDRs, in which the Company provided borrowers, who are experiencing financial difficulties, with various concessions in interest rates, payment terms or default waivers. At both March 31, 2019 and December 31, 2018, the Company had one existing TDR loan that was in maturity default, with a carrying value before allowance for loan loss of $37.8 million, and for which the Company had previously recorded an allowance for loan loss. The Company has no additional lending commitment on this TDR loan.
Non-PCI Impaired Loans
Non-PCI loans, excluding loans carried at fair value, are identified as impaired when it is no longer probable that interest or principal will be collected according to the contractual terms of the original loan agreement. Non-PCI impaired loans include predominantly loans under nonaccrual, performing and nonperforming TDRs, as well as loans in maturity default.
The following table summarizes non-PCI impaired loans:

		Gross Carrying Value
(In thousands)	Unpaid Principal Balance	With Allowance for Loan Losses	Without Allowance for Loan Losses	Total	Allowance for Loan Losses
March 31, 2019	$320,211	$74,254	$250,073	$324,327	$18,115
December 31, 2018	280,337	75,179	206,628	281,807	18,304
The average carrying value and interest income recognized on non-PCI impaired loans were as follows.

	Three Months Ended March 31,
(In thousands)	2019	2018
Average carrying value before allowance for loan losses	$244,532	$273,410
Total interest income recognized during the period impaired	3,003	29
Cash basis interest income recognized	447	—
Purchased Credit-Impaired Loans
PCI loans are acquired loans with evidence of credit quality deterioration for which it is probable at acquisition that the Company will collect less than the contractually required payments. PCI loans are recorded at the initial investment in the loans and accreted to the estimated cash flows expected to be collected as measured at acquisition date. The excess of cash flows expected to be collected, measured as of acquisition date, over the estimated fair value represents the accretable yield and is recognized in interest income over the remaining life of the loan. The difference between contractually required payments as of the acquisition date and the cash flows expected to be collected, which represents the nonaccretable difference, is not recognized as an adjustment of yield, loss accrual or valuation allowance.
Factors that most significantly affect estimates of cash flows expected to be collected, and accordingly the accretable yield, include: (i) estimate of the remaining life of acquired loans which may change the amount of future interest income; (ii) changes to prepayment assumptions; (iii) changes to collateral value assumptions for loans expected to foreclose; and (iv) changes in interest rates on variable rate loans.
There were no PCI loans acquired in the three months ended March 31, 2019 and 2018.
Changes in accretable yield of PCI loans were as follows:

	Three Months Ended March 31,
(In thousands)	2019	2018
Beginning accretable yield	$9,620	$42,435
Dispositions	—	(2,565)
Changes in accretable yield	1,442	1,989
Accretion recognized in earnings	(3,087)	(12,579)
Effect of changes in foreign exchange rates	(40)	354
Ending accretable yield	$7,935	$29,634

The Company applied either the cash basis or cost recovery method for recognition of interest income on PCI loans with carrying value before allowance for loan losses of $171.6 million at March 31, 2019 and $175.6 million at December 31, 2018, as the Company did not have reasonable expectations of the timing and amount of future cash receipts on these loans.
Allowance for Loan Losses
On a periodic basis, the Company analyzes the extent and effect of any credit migration from underwriting and the initial investment review associated with the performance of a loan and/or value of its underlying collateral, financial and operating capability of the borrower or sponsor, as well as amount and status of any senior loan, where applicable. Specifically, operating results of collateral properties and any cash reserves are analyzed and used to assess whether cash from operations are sufficient to cover debt service requirements currently and into the future, ability of the borrower to refinance the loan, liquidation value of collateral properties, financial wherewithal of any loan guarantors as well as the borrower’s competency in managing and operating the collateral properties. Such analysis is performed at least quarterly, or more often as needed when impairment indicators are present.
Allowance for loan losses represents the estimated probable credit losses inherent in loans held for investment at balance sheet date and is generally measured as the difference between the carrying value of the loan and either the present value of cash flows expected to be collected or an observable market price for the loan.
For PCI loans, provision for loan losses is recorded if it is assessed that decreases in cash flows expected to be collected would result in a decrease in the estimated fair value of the loan below its amortized cost.
The allowance for loan losses and related carrying values of loans held for investment were as follows:

	March 31, 2019		December 31, 2018
(In thousands)	Allowance for Loan Losses	Carrying Value	Allowance for Loan Losses	Carrying Value
Non-PCI loans	$18,115	$74,254	$18,304	$75,179
PCI loans	18,242	67,650	14,636	54,440
	$36,357	$141,904	$32,940	$129,619
Changes in allowance for loan losses is presented below:

	Three Months Ended March 31,
(In thousands)	2019	2018
Allowance for loan losses at January 1	$32,940	$52,709
Contribution to Colony Credit	—	(518)
Provision for loan losses, net	3,611	5,375
Charge-off	(194)	(3,586)
Allowance for loan losses at March 31	$36,357	$53,980

Provision for loan losses by loan type is as follows:

	Three Months Ended March 31,
(In thousands)	2019	2018
Non-PCI loans	$—	$2,662
PCI loans	3,611	2,713
Total provision for loan losses, net	$3,611	$5,375

Lending Commitments
The Company has lending commitments to borrowers pursuant to certain loan agreements in which the borrower may submit a request for funding contingent on achieving certain criteria, which must be approved by the Company as lender, such as leasing, performance of capital expenditures and construction in progress with an approved budget. At March 31, 2019, total unfunded lending commitments was $227.5 million, of which the Company's share was $99.8 million, net of amounts attributable to noncontrolling interests.
Loans Receivable
As discussed in Note 4, upon closing of the Combination on January 31, 2018, the Company contributed its interests in the CLNY Investment Entities to Colony Credit and deconsolidated these entities, including $1.29 billion of loans receivable.
The following table provides a summary of the Company’s loans held for investment, including purchased credit-impaired ("PCI") loans:

	December 31, 2018				December 31, 2017
($ in thousands)	Unpaid Principal Balance	Carrying Value	Weighted Average Coupon	Weighted Average Maturity in Years	Unpaid Principal Balance	Carrying Value	Weighted Average Coupon	Weighted Average Maturity in Years
Loans at amortized cost
Non-PCI Loans
Fixed rate
Mortgage loans	$643,973	$667,590	10.7%	2.2	$1,081,030	$1,082,513	9.1%	2.8
Securitized loans (1)	—	—	—%	N/A	35,566	36,603	5.9%	16.8
Mezzanine loans	357,590	354,326	12.5%	1.5	459,433	456,463	12.2%	2.3
Corporate loans	108,944	107,796	12.3%	5.8	46,840	46,592	9.9%	10.0
	1,110,507	1,129,712			1,622,869	1,622,171
Variable rate
Mortgage loans	178,650	179,711	4.3%	0.1	414,428	423,199	6.0%	1.7
Securitized loans (1)	—	—	—%	N/A	461,489	462,203	6.4%	3.5
Mezzanine loans	27,772	27,417	13.4%	2.5	34,391	34,279	9.8%	1.3
	206,422	207,128			910,308	919,681
	1,316,929	1,336,840			2,533,177	2,541,852
PCI Loans
Mortgage loans	1,324,287	351,646			1,865,423	682,125
Securitized loans	—				23,298	3,400
Mezzanine loans	7,425	3,671			7,425	3,671
	1,331,712	355,317			1,896,146	689,196
Allowance for loan losses		(32,940)				(52,709)
	2,648,641	1,659,217			4,429,323	3,178,339
Loans at fair value
Securitized loans (2)	—	—			72,511	45,423
Total loans receivable	$2,648,641	$1,659,217			$4,501,834	$3,223,762

__________

(1)
Represents loans held in securitization trusts consolidated by the Company (Note 15). The Company contributed its interests in three securitization trusts to Colony Credit in January 2018 and sold its interests in a remaining securitization trust to a third party in June 2018, resulting in the deconsolidation of these securitization trusts along with their underlying mortgage loans and bonds payable.

(2)
Represents loans held by a securitization trust that was consolidated by a N-Star CDO. The N-Star CDO was in turn consolidated by the Company at December 31, 2017. The Company had elected the fair value option and adopted the measurement alternative to value the loans receivable at the same fair value as the bonds payable issued by the consolidated securitization trust (Note 14). In May 2018, the Company sold its interests in the N-Star CDO and deconsolidated the N-Star CDO (Note 8) along with the securitization trust consolidated by the N-Star CDO.

Nonaccrual and Past Due Loans
Non-PCI loans, excluding loans carried at fair value, that are 90 days or more past due as to principal or interest, or where reasonable doubt exists as to timely collection, are generally considered nonperforming and placed on nonaccrual status.
The following table provides an aging summary of non-PCI loans held for investment at carrying values before allowance for loan losses, excluding loans carried at fair value:

(In thousands)	Current or Less Than 30 Days Past Due	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due and Nonaccrual	Total Non-PCI Loans
December 31, 2018	$1,052,303	$—	$44,392	$240,145	$1,336,840
December 31, 2017	2,268,599	145,986	9,410	117,857	2,541,852

Troubled Debt Restructuring
During the year ended December 31, 2016, there was one loan with a carrying value of $37.6 million before allowance for loan loss that was modified as a TDR, in which the Company provided the borrower, who was experiencing financial difficulties, with concessions in interest rate and payment terms. During the years ended December 31, 2018, 2017 and 2016, there were no loans modified as TDRs.
At December 31, 2018 and 2017, carrying value of existing TDR loans before allowance for loan losses was $37.8 million and $66.4 million, respectively. At December 31, 2018, the one outstanding TDR loan was in maturity default, for which the Company recorded an allowance for loan loss. The Company has no additional lending commitment on this TDR loan.
Non-PCI Impaired Loans
Non-PCI loans, excluding loans carried at fair value, are identified as impaired when it is no longer probable that interest or principal will be collected according to the contractual terms of the original loan agreement. Non-PCI impaired loans include predominantly loans under nonaccrual, performing and nonperforming TDRs, as well as loans in maturity default.
The following table summarizes non-PCI impaired loans:

	Unpaid Principal Balance	Gross Carrying Value			Allowance for Loan Losses
(In thousands)		With Allowance for Loan Losses	Without Allowance for Loan Losses	Total
December 31, 2018	$280,337	$75,179	$206,628	$281,807	$18,304
December 31, 2017	383,594	138,136	248,759	386,895	7,424
The average carrying value and interest income recognized on non-PCI impaired loans were as follows.

	Year Ended December 31,
(In thousands)	2018	2017	2016
Average carrying value before allowance for loan losses	$282,325	$202,397	$90,447
Total interest income recognized during the period impaired	7,127	10,192	3,929
Cash basis interest income recognized	1,190	—	—
Purchased Credit-Impaired Loans
PCI loans are acquired loans with evidence of credit quality deterioration for which it is probable at acquisition that the Company will collect less than the contractually required payments. PCI loans are recorded at the initial investment in the loans and accreted to the estimated cash flows expected to be collected as measured at acquisition date. The excess of cash flows expected to be collected, measured as of acquisition date, over the estimated fair value represents the accretable yield and is recognized in interest income over the remaining life of the loan. The difference between contractually required payments as of the acquisition date and the cash flows expected to be collected, which represents the nonaccretable difference, is not recognized as an adjustment of yield, loss accrual or valuation allowance.
There were no PCI loans acquired in the year ended December 31, 2018:
In January 2017, the Company acquired additional PCI loans through the Merger as well as part of a loan portfolio secured by commercial properties in Ireland. Information about these PCI loans at the time of their acquisition is presented below:

(In thousands)	January 2017
Contractually required payments including interest	$1,154,596
Less: Nonaccretable difference	(878,257)
Cash flows expected to be collected	276,339
Less: Accretable yield	(23,594)
Fair value of loans acquired	$252,745

Changes in accretable yield of PCI loans were as follows:

	Year Ended December 31,
(In thousands)	2018	2017	2016
Beginning accretable yield	$42,435	$52,572	$66,639
Additions	—	23,594	22,493
Dispositions	(5,484)	—	—
Changes in accretable yield	1,882	25,720	31,171
Accretion recognized in earnings	(27,911)	(61,809)	(65,911)
Deconsolidation	(991)	—	—
Effect of changes in foreign exchange rates	(311)	2,358	(1,820)
Ending accretable yield	$9,620	$42,435	$52,572

The Company applied either the cash basis or cost recovery method for recognition of interest income on PCI loans with carrying value before allowance for loan losses of $175.6 million at December 31, 2018 and $196.5 million at December 31, 2017, as the Company did not have reasonable expectations of the timing and amount of future cash receipts on these loans.
Allowance for Loan Losses
The allowance for loan losses and related carrying values of loans held for investment, excluding loans carried at fair value, were as follows:

	December 31, 2018		December 31, 2017
(In thousands)	Allowance for Loan Losses	Carrying Value	Allowance for Loan Losses	Carrying Value
Non-PCI loans	$18,304	$75,179	$7,424	$138,136
PCI loans	14,636	54,440	45,285	169,789
	$32,940	$129,619	$52,709	$307,925
Changes in allowance for loan losses is presented below:

	Year Ended December 31,
(In thousands)	2018	2017	2016
Allowance for loan losses at January 1	$52,709	$67,980	$37,571
Contribution to Colony Credit (Note 4)	(518)	—	—
Deconsolidation	(5,983)	—	—
Provision for loan losses, net	43,034	19,741	34,864
Charge-off	(56,302)	(35,012)	(4,455)
Allowance for loan losses at December 31	$32,940	$52,709	$67,980

Provision for loan losses by loan type is as follows:

	Year Ended December 31,
(In thousands)	2018	2017	2016
Non-PCI loans	$22,557	$7,534	$5,815
PCI loans (1)	20,477	12,207	29,190
Total provision for loan losses, net	$43,034	$19,741	$35,005
__________

(1)
Net of recoveries in provision for loan losses on PCI loans of $4.1 million and $6.3 million for the year ended December 31, 2018 and 2017, respectively. There were no recoveries in provision for loan losses on PCI loans for the year ended December 31, 2016.

Lending Commitments
The Company has lending commitments to borrowers pursuant to certain loan agreements in which the borrower may submit a request for funding contingent on achieving certain criteria, which must be approved by the Company as lender, such as leasing, performance of capital expenditures and construction in progress with an approved budget. At December 31, 2018, total unfunded lending commitments was $180.9 million, of which the Company's share was $77.8 million, net of amounts attributable to noncontrolling interests.